UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               ---------------------------------
Check here if Amendment [  ]; Amendment Number:---------------------------------

       This Amendment (Check only one.):    [  ]      is a restatement.
                                            [  ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Skyline Asset Management
                    ------------------------------------------------------------
Address:            311 South Wacker Drive
                    ------------------------------------------------------------
                    Suite 400
                    ------------------------------------------------------------
                    Chicago, IL  60606
                    ------------------------------------------------------------

Form 13F File Number:  28-5324
                       ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen F. Kendall
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (312) 913-3997
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Stephen F. Kendall        Chicago, IL                   February 5, 2001
-------------------------     ----------------              --------------------
Signature                     City, State                   Date

Report Type (Check only one.):

[  ] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[ X] 13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
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Form 13F Information Table Entry Total:      68
                                             ---------------

Form 13F Information Table Value Total:      $790,490
                                             ---------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number          Name
     ---       --------------------          ----

      1        28-04975                      Affiliated Managers Group, Inc.
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
       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
AARON RENTS, INC.      COMMON   002535201   12,530    891,000                        X              1             692,600   198,400
ACT MANUFACTURING INC  COMMON   000973107    8,462    537,300                        X              1             418,000   119,300
ALBANY INTERNATIONAL   COMMON   012348108    8,727    649,451                        X              1             495,865   153,586
AMB PROPERTY CORP      COMMON   00163T109   10,756    416,700                        X              1             354,300    62,400
AMERICAN PHYSICIANS C  COMMON   028884104    8,540    515,600                        X              1             400,400   115,200
AMERIPATH INC.         COMMON   03071D109   16,018    640,700                        X              1             499,200   141,500
ANNTAYLOR STORES CORP  COMMON   036115103    8,748    350,800                        X              1             270,600    80,200
APAC TELESERVICES INC  COMMON   00185E106    2,255    611,500                        X              1             443,400   168,100
ATMOS ENERGY CORP      COMMON   004956010    8,309    340,900                        X              1             263,000    77,900
BANCWEST CORP./Hl      COMMON   059790105   18,222    697,500                        X              1             540,600   156,900
BELDEN INC.            COMMON   077459105   19,541    770,100                        X              1             592,300   177,800
BRANDYWINE REALTY TRU  COMMON   105368203   10,067    486,600                        X              1             413,700    72,900
CEC ENTERTAINMENT INC  COMMON   125137109   11,797    345,700                        X              1             267,100    78,600
CHICAGO BRIDGE AND IR  COMMON   N19808109   11,458    638,800                        X              1             495,000   143,800
CHILES OFFSHORE        COMMON   16888M104    9,195    367,800                        X              1             282,700    85,100
COORSTEK INC COM       COMMON   217020106    2,372     75,600                        X              1              55,400    20,200
CTS CORP.              COMMON   126501105   11,325    310,800                        X              1             238,500    72,300
DEL MONTE FOODS CO.    COMMON   24522P103   10,500  1,448,300                        X              1           1,129,900   318,400
DELPHI FINANCIAL GROU  COMMON   247131105   18,253    474,108                        X              1             367,873   106,235


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
DIME BANCORP INC       COMMON   25429Q102   23,227    785,700                        X              1             608,300   177,400
DISCOUNT AUTO PARTS I  COMMON   254642101    1,967    357,700                        X              1             257,800    99,900
EAST WEST BANCORP INC  COMMON   27579R104   11,534    462,500                        X              1             359,400   103,100
FURNITURE BRANDS INTE  COMMON   360921100    7,174    340,600                        X              1             264,700    75,900
GILDAN ACTIVEWEAR INC  COMMON   375916103    8,306    212,300                        X              1             165,900    46,400
HELLER FINANCIAL       COMMON   423328103   19,674    641,100                        X              1             494,100   147,000
HS RESOURCES INC       COMMON   404297103    9,378    221,300                        X              1             170,000    51,300
IDEX CORP.             COMMON   45167R104   14,764    445,700                        X              1`            346,200    99,500
IHOP CORP.             COMMON   449623107   15,643    721,300                        X              1             559,100   162,200
INGRAM MICRO INC.      COMMON   457153104    6,112    543,300                        X              1             422,200   121,100
INTERNATIONAL MULTIFO  COMMON   460043102   14,434    710,600                        X              1             547,400   163,200
INTERPOOL, INC.        COMMON   46062R108   20,681  1,212,100                        X              1             926,700   285,400
INVACARE CORP.         COMMON   461203101   20,916    610,700                        X              1             472,100   138,600
ITT INDUSTRIES INC.    COMMON   450911102   18,534    478,300                        X              1             367,600   110,700
JACOBS ENGINEERING GR  COMMON   469814107   20,193    437,200                        X              1             339,000    98,200
KEANE, INC.            COMMON   486665102    4,556    467,300                        X              1             356,500   110,800
KELLWOOD COMPANY       COMMON   488044108    7,047    333,600                        X              1             246,500    87,100
LANDSTAR SYSTEM, INC.  COMMON   515098101    9,419    169,900                        X              1             131,500    38,400
LSI INDUSTRIES INC.    COMMON   50216C108    9,618    470,600                        X              1             361,300   109,300
MENS WEARHOUSE INC.    COMMON   587118100    8,690    318,900                        X              1             246,900    72,000


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
MICHAELS STORES INC.   COMMON   594087108   14,644    552,600                        X              1             427,700   124,900
MSC INDUSTRIAL DIRECT  COMMON   553530106    8,755    484,700                        X              1             375,400   109,300
NCO GROUP INC.         COMMON   628858102   12,788    421,000                        X              1             327,100    93,900
NEW ENGLAND BUSINESS   COMMON   643872104    8,307    455,200                        X              1             352,700   102,500
NEWFIELD EXPLORATION   COMMON   651290108    9,971    210,200                        X              1             161,400    48,800
O CHARLEYS INC.        COMMON   670823103   15,508    870,600                        X              1             674,950   195,650
OCEAN ENERGY INC.      COMMON   67481E106    7,805    449,200                        X              1             345,200   104,000
OLD REPUBLIC INTL COR  COMMON   680223104   30,170    942,800                        X              1             730,500   212,300
PIER 1 IMPORTS, INC.   COMMON   720279108    9,193    891,400                        X              1             694,100   197,300
POLARIS INDUSTRIES IN  COMMON   731068102   18,643    469,000                        X              1             360,900   108,100
POMEROY COMPUTER RES   COMMON   731822102    8,420    552,100                        X              1             425,600   126,500
RADISYS CORPORATION    COMMON   750459109   11,191    432,500                        X              1             335,900    96,600
RAYMOND JAMES FINANCI  COMMON   754730109   19,066    546,700                        X              1             424,300   122,400
RUBY TUESDAY INC.      COMMON   781182100   11,752    770,600                        X              1             597,200   173,400
SCHOOL SPECIALTY INC.  COMMON   807863105   11,365    566,500                        X              1             438,500   128,000
SELECTIVE INSURANCE G  COMMON   816300107    7,784    321,000                        X              1             248,100    72,900
SENSIENT TECHNOLOGIES  COMMON   81725T100   12,619    554,700                        X              1             427,300   127,400
SITEL CORP COM         COMMON   82980K107    3,910  1,359,900                        X              1           1,056,700   303,200
STANCORP FINANCIAL GR  COMMON   852891100   14,422    302,034                        X              1             236,834    65,200
SUMMIT PROPERTIES INC  COMMON   866239106   11,060    425,400                        X              1             361,600    63,800


       COLUMN 1       COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5               COLUMN 6       COLUMN 7         COLUMN 8
--------------------- -------- ----------  -------- ---------------------- --------------------- -------- -------------------------
                                                                                  INVESTMENT
                                                                                  DISCRETION                  VOTING AUTHORITY
                                                                           ---------------------          -------------------------
                      TITLE OF              VALUE    SHRS OR   SH/   PUT/         SHARED  SHARED  OTHER
   NAME OF ISSUER      CLASS      CUSIP    (x$1000)  PRN AMT   PRN   CALL   SOLE  DEFINED  OTHER MANAGERS  SOLE    SHARED    NONE
--------------------- -------- ----------- -------- --------- ----- ------ ------ ------- ------ -------- ------ ---------  -------
SYMANTEC CORP.         COMMON   871503108   12,245    366,900                        X              1             283,100    83,800
TECH DATA CORP.        COMMON   878237106    7,075    261,600                        X              1             201,800    59,800
TIDEWATER INC.         COMMON   886423102   11,174    251,800                        X              1             193,400    58,400
TRENWICK GROUP LTD     COMMON   G9032C109   11,379    458,600                        X              1             357,800   100,800
UNITED NATURAL FOODS   COMMON   911163103    2,512    142,500                        X              1             110,700    31,800
UNITED STATIONERS INC  COMMON   913004107    8,818    367,400                        X              1             282,300    85,100
WAYPOINT FINANCIAL     COMMON   946756103    7,984    725,800                        X              1             562,200   163,600
WERNER ENTERPRISES IN  COMMON   950755108    8,084    475,500                        X              1             369,300   106,200
ZALE CORP.             COMMON   988858106   13,904    478,400                        X              1             369,200   109,200
             TOTAL                                    790,490